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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22025

ING Separate Portfolios Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:

May 31

Date of reporting period:

February 28, 2014

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Retirement Solution 2020 Fund
ING Retirement Solution 2025 Fund
ING Retirement Solution 2030 Fund
ING Retirement Solution 2035 Fund
ING Retirement Solution 2040 Fund
ING Retirement Solution 2045 Fund
ING Retirement Solution 2050 Fund
ING Retirement Solution 2055 Fund
ING Retirement Solution Income Fund

ING RETIREMENT SOLUTION 2020 FUND	PORTFOLIO OF INVESTMENTS as of February 28, 2014 (Unaudited)
Shares			Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 19.4%
302		iShares Barclays Aggregate Bond Fund	$32,698	5.5
370		iShares Barclays TIPS Bond Fund	41,698	6.9
177		iShares MSCI EAFE Index Fund	11,939	2.0
284		iShares MSCI EMU Index Fund	11,931	2.0
56		PIMCO Total Return ETF	5,964	1.0
144		SPDR Barclays Capital High Yield Bond ETF	5,980	1.0
99		Vanguard FTSE Europe ETF	5,963	1.0

		Total Exchange-Traded Funds (Cost $112,681)	116,173	19.4

MUTUAL FUNDS: 80.5%
		Affiliated Investment Companies: 80.5%
1,753		ING Floating Rate Fund—Class I	17,914	3.0
3,221		ING Global Bond Fund—Class R6	35,789	6.0
4,232		ING High Yield Bond Fund—Class I	35,929	6.0
5,706		ING Intermediate Bond Fund—Class R6	56,715	9.5
1,200		ING International Core Fund—Class I	13,468	2.3
6,184		ING Large Cap Growth Fund—Class R6	83,488	13.9
5,434		ING Large Cap Value Fund—Class R6	71,781	12.0
2,124		ING Mid Cap Value Fund—Class I	29,907	5.0
1,120	@	ING MidCap Opportunities Fund—Class R6	29,760	5.0
2,853		ING Multi-Manager International Equity Fund—Class I	34,434	5.8
634		ING Real Estate Fund—Class I	12,004	2.0
3,563		ING Short Term Bond Fund—Class R6	35,777	6.0
1,304	@	ING Small Company Fund—Class R6	23,857	4.0
		Total Mutual Funds (Cost $464,524)	480,823	80.5

		Total Investments in Securities (Cost $577,205)	$596,996	99.9
		Assets in Excess of Other Liabilities	341	0.1
		Net Assets	$597,337	100.0

@	Non-income producing security

Cost for federal income tax purposes is $576,569.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$21,927
Gross Unrealized Depreciation	(1,500)
Net Unrealized Appreciation	$20,427

ING RETIREMENT SOLUTION 2020 FUND	PORTFOLIO OF INVESTMENTS as of February 28, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$116,173	$—	$—	$116,173
Mutual Funds	480,823	—	—	480,823
Total Investments, at fair value	$596,996	$—	$—	$596,996

ING RETIREMENT SOLUTION 2020 FUND	PORTFOLIO OF INVESTMENTS as of February 28, 2014 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 5/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 2/28/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Core Equity Research Fund—Class I	$5,802	$81,127	$(86,286)	$(643)	$—	$27	$974	$—
ING Core Equity Research Fund—Class R6	—	61,084	(61,084)	—	—	—	2,595	—
ING Emerging Markets Equity Fund—Class I	—	11,102	(11,102)	—	—	—	29	—
ING Floating Rate Fund—Class I	—	17,850	(2)	66	17,914	282	—	—
ING Global Bond Fund—Class I	3,183	—	(3,362)	179	—	11	—	—
ING Global Bond Fund—Class R6	—	35,221	(13)	581	35,789	840	(1)	—
ING High Yield Bond Fund—Class I	3,733	52,812	(21,357)	741	35,929	1,436	(249)	—
ING Intermediate Bond Fund—Class I	5,053	—	(5,154)	101	—	—	—	—
ING Intermediate Bond Fund—Class R6	—	114,218	(58,234)	731	56,715	1,120	(444)	1
ING International Core Fund—Class I	4,719	28,354	(20,276)	671	13,468	291	512	32
ING Large Cap Growth Fund—Class I	4,475	—	(4,048)	(427)	—	—	—	—
ING Large Cap Growth Fund—Class R6	—	79,870	(3,591)	7,209	83,488	251	903	1,286
ING Large Cap Value Fund—Class I	3,422	—	(3,017)	(405)	—	—	—	—
ING Large Cap Value Fund—Class R6	—	70,233	(981)	2,529	71,781	470	164	1,768
ING Mid Cap Value Fund—Class I	2,925	32,601	(4,252)	(1,367)	29,907	155	352	4,776
ING MidCap Opportunities Fund—Class I	2,906	—	(2,609)	(297)	—	—	—	—
ING MidCap Opportunities Fund—Class R6	—	32,647	(3,897)	1,010	29,760	—	573	2,367
ING Multi-Manager International Equity Fund—Class I	—	32,908	(997)	2,523	34,434	346	90	32
ING Real Estate Fund Class I	1,539	15,284	(4,693)	(126)	12,004	140	(273)	—
ING Short Term Bond Fund—Class R6	—	35,587	(8)	198	35,777	328	—	—
ING Short Term Bond Fund—Class I	3,187	30,204	(33,395)	4	—	17	—	—
ING Small Company Fund—Class I	2,120	—	(1,840)	(280)	—	—	—	—
ING Small Company Fund—Class R6	—	23,951	(975)	881	23,857	—	256	1,987
	$43,064	$755,053	$(331,173)	$13,879	$480,823	$5,714	$5,481	$12,249

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

ING RETIREMENT SOLUTION 2025 FUND	PORTFOLIO OF INVESTMENTS as of February 28, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 14.3%
24		iShares Barclays Aggregate Bond Fund	$2,598	4.4
39		iShares MSCI EAFE Index Fund	2,632	4.5
28		iShares MSCI EMU Index Fund	1,176	2.0
8		PIMCO Total Return ETF	852	1.4
14		SPDR Barclays Capital High Yield Bond ETF	581	1.0
10		Vanguard FTSE Europe ETF	602	1.0
		Total Exchange-Traded Funds (Cost $8,005)	8,441	14.3

MUTUAL FUNDS: 85.3%
		Affiliated Investment Companies: 85.3%
161		ING Emerging Markets Equity Fund—Class I	1,761	3.0
173		ING Floating Rate Fund—Class I	1,766	3.0
318		ING Global Bond Fund—Class R6	3,528	6.0
417		ING High Yield Bond Fund—Class I	3,541	6.0
355		ING Intermediate Bond Fund—Class R6	3,531	6.0
158		ING International Core Fund—Class I	1,770	3.0
675		ING Large Cap Growth Fund—Class R6	9,110	15.3
603		ING Large Cap Value Fund—Class R6	7,960	13.5
251		ING Mid Cap Value Fund—Class I	3,537	6.0
132	@	ING MidCap Opportunities Fund—Class R6	3,520	6.0
269		ING Multi-Manager International Equity Fund—Class I	3,246	5.5
62		ING Real Estate Fund—Class I	1,183	2.0
351		ING Short Term Bond Fund—Class R6	3,526	6.0
128	@	ING Small Company Fund—Class R6	2,352	4.0
		Total Mutual Funds (Cost $46,393)	50,331	85.3

		Total Investments in Securities (Cost $54,398)	$58,772	99.6
		Assets in Excess of Other Liabilities	265	0.4
		Net Assets	$59,037	100.0

@	Non-income producing security

Cost for federal income tax purposes is $54,322.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$4,810
Gross Unrealized Depreciation	(360)
Net Unrealized Appreciation	$4,450

ING RETIREMENT SOLUTION 2025 FUND	PORTFOLIO OF INVESTMENTS as of February 28, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$8,441	$—	$—	$8,441
Mutual Funds	50,331	—	—	50,331
Total Investments, at fair value	$58,772	$—	$—	$58,772

ING RETIREMENT SOLUTION 2025 FUND	PORTFOLIO OF INVESTMENTS as of February 28, 2014 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 5/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 2/28/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Core Equity Research Fund—Class I	$3,476	$484	$(3,612)	$(348)	$—	$16	$3	$—
ING Core Equity Research Fund—Class R6	—	4,695	(4,695)	—	—	—	700	—
ING Emerging Markets Equity Fund—Class I	1,599	223	(17)	(44)	1,761	19	—	—
ING Floating Rate Fund—Class I	—	1,761	(2)	7	1,766	27	—	—
ING Global Bond Fund—Class I	3,213	—	(3,393)	180	—	11	—	—
ING Global Bond Fund—Class R6	—	3,691	(18)	(145)	3,528	92	(1)	—
ING High Yield Bond Fund—Class I	3,768	1,248	(1,528)	53	3,541	170	(7)	—
ING Intermediate Bond Fund—Class I	2,447	—	(2,501)	54	—	—	—	—
ING Intermediate Bond Fund—Class R6	—	3,617	(23)	(63)	3,531	71	(1)	—
ING International Core Fund—Class I	5,842	92	(4,125)	(39)	1,770	38	213	4
ING Large Cap Growth Fund—Class I	5,064	—	(4,576)	(488)	—	—	—	—
ING Large Cap Growth Fund—Class R6	—	8,126	(374)	1,358	9,110	27	96	140
ING Large Cap Value Fund—Class I	3,986	—	(3,514)	(472)	—	—	—	—
ING Large Cap Value Fund—Class R6	—	7,389	(104)	675	7,960	72	17	410
ING Mid Cap Value Fund—Class I	3,504	581	(501)	(47)	3,537	18	90	562
ING MidCap Opportunities Fund—Class I	3,477	—	(3,112)	(365)	—	—	—	—
ING MidCap Opportunities Fund—Class R6	—	3,391	(435)	564	3,520	—	98	279
ING Multi-Manager International Equity Fund—Class I	—	2,991	(138)	393	3,246	32	12	3
ING Real Estate Fund Class I	1,584	62	(464)	1	1,183	22	1	—
ING Short Term Bond Fund—Class R6	—	3,525	(12)	13	3,526	32	—	—
ING Short Term Bond Fund—Class I	3,242	8	(3,253)	3	—	8	—	—
ING Small Company Fund—Class I	2,155	—	(1,872)	(283)	—	—	—	—
ING Small Company Fund—Class R6	—	2,067	(174)	459	2,352	—	44	195
	$43,357	$43,951	$(38,443)	$1,466	$50,331	$655	$1,265	$1,593

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

ING RETIREMENT SOLUTION 2030 FUND	PORTFOLIO OF INVESTMENTS as of February 28, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 13.5%
14		iShares Barclays Aggregate Bond Fund	$1,516	2.5
42		iShares MSCI EAFE Index Fund	2,833	4.7
29		iShares MSCI EMU Index Fund	1,218	2.0
13		PIMCO Total Return ETF	1,385	2.3
14		SPDR Barclays Capital High Yield Bond ETF	581	1.0
10		Vanguard FTSE Europe ETF	602	1.0

		Total Exchange-Traded Funds (Cost $7,709)	8,135	13.5

MUTUAL FUNDS: 86.3%
		Affiliated Investment Companies: 86.3%
219		ING Emerging Markets Equity Fund—Class I	2,393	4.0
176		ING Floating Rate Fund—Class I	1,800	3.0
425		ING High Yield Bond Fund—Class I	3,610	6.0
256		ING Intermediate Bond Fund—Class R6	2,549	4.2
174		ING International Core Fund—Class I	1,955	3.2
843		ING Large Cap Growth Fund—Class R6	11,384	18.9
773		ING Large Cap Value Fund—Class R6	10,217	17.0
256		ING Mid Cap Value Fund—Class I	3,606	6.0
135	@	ING MidCap Opportunities Fund—Class R6	3,588	6.0
299		ING Multi-Manager International Equity Fund—Class I	3,610	6.0
64		ING Real Estate Fund—Class I	1,206	2.0
358		ING Short Term Bond Fund—Class R6	3,595	6.0
131	@	ING Small Company Fund—Class R6	2,397	4.0
		Total Mutual Funds (Cost $46,987)	51,910	86.3

		Total Investments in Securities (Cost $54,696)	$60,045	99.8
		Assets in Excess of Other Liabilities	131	0.2
		Net Assets	$60,176	100.0

@	Non-income producing security

Cost for federal income tax purposes is $54,700.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$5,472
Gross Unrealized Depreciation	(127)
Net Unrealized Appreciation	$5,345

ING RETIREMENT SOLUTION 2030 FUND	PORTFOLIO OF INVESTMENTS as of February 28, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$8,135	$—	$—	$8,135
Mutual Funds	51,910	—	—	51,910
Total Investments, at fair value	$60,045	$—	$—	$60,045

ING RETIREMENT SOLUTION 2030 FUND	PORTFOLIO OF INVESTMENTS as of February 28, 2014 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 5/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 2/28/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Core Equity Research Fund—Class I	$3,772	$18	$(3,408)	$(382)	$—	$18	$12	$—
ING Core Equity Research Fund—Class R6	—	4,460	(4,460)	—	—	—	730	—
ING Emerging Markets Equity Fund—Class I	2,120	357	(26)	(58)	2,393	25	1	—
ING Floating Rate Fund—Class I	—	1,795	(2)	7	1,800	28	—	—
ING High Yield Bond Fund—Class I	3,813	1,326	(1,584)	55	3,610	173	(8)	—
ING Intermediate Bond Fund—Class I	1,228	—	(1,254)	26	—	—	—	—
ING Intermediate Bond Fund—Class R6	—	2,580	(20)	(11)	2,549	47	(1)	—
ING International Core Fund—Class I	6,428	220	(4,646)	(47)	1,955	42	246	5
ING Large Cap Growth Fund—Class I	6,724	—	(6,059)	(665)	—	—	—	—
ING Large Cap Growth Fund—Class R6	—	10,001	(421)	1,804	11,384	34	110	175
ING Large Cap Value Fund—Class I	5,647	—	(4,979)	(668)	—	—	—	—
ING Large Cap Value Fund—Class R6	—	9,410	(129)	936	10,217	98	21	558
ING Mid Cap Value Fund—Class I	3,531	589	(473)	(41)	3,606	18	85	570
ING MidCap Opportunities Fund—Class I	3,509	—	(3,139)	(370)	—	—	—	—
ING MidCap Opportunities Fund—Class R6	—	3,423	(412)	577	3,588	—	93	284
ING Multi-Manager International Equity Fund—Class I	—	3,317	(143)	436	3,610	36	12	3
ING Real Estate Fund Class I	1,573	117	(487)	3	1,206	23	1	—
ING Short Term Bond Fund—Class R6	—	3,588	(7)	14	3,595	33	—	—
ING Short Term Bond Fund—Class I	3,281	8	(3,292)	3	—	8	—	—
ING Small Company Fund—Class I	2,166	—	(1,880)	(286)	—	—	—	—
ING Small Company Fund—Class R6	—	2,078	(150)	469	2,397	—	38	198
	$43,792	$43,287	$(36,971)	$1,802	$51,910	$583	$1,340	$1,793

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

ING RETIREMENT SOLUTION 2035 FUND	PORTFOLIO OF INVESTMENTS as of February 28, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 11.1%
8		iShares Barclays Aggregate Bond Fund	$866	1.4
49		iShares MSCI EAFE Index Fund	3,305	5.5
29		iShares MSCI EMU Index Fund	1,218	2.0
1		PIMCO Total Return ETF	107	0.2
15		SPDR Barclays Capital High Yield Bond ETF	623	1.0
10		Vanguard FTSE Europe ETF	602	1.0

		Total Exchange-Traded Funds (Cost $6,260)	6,721	11.1

MUTUAL FUNDS: 88.5%
		Affiliated Investment Companies: 88.5%
332		ING Emerging Markets Equity Fund—Class I	3,625	6.0
178		ING Floating Rate Fund—Class I	1,818	3.0
429		ING High Yield Bond Fund—Class I	3,646	6.0
198		ING Intermediate Bond Fund—Class R6	1,969	3.2
244		ING International Core Fund—Class I	2,734	4.5
897		ING Large Cap Growth Fund—Class R6	12,103	19.9
827		ING Large Cap Value Fund—Class R6	10,926	18.0
259		ING Mid Cap Value Fund—Class I	3,642	6.0
136	@	ING MidCap Opportunities Fund—Class R6	3,624	5.9
403		ING Multi-Manager International Equity Fund—Class I	4,862	8.0
64		ING Real Estate Fund—Class I	1,218	2.0
121		ING Short Term Bond Fund—Class R6	1,210	2.0
132	@	ING Small Company Fund—Class R6	2,421	4.0
		Total Mutual Funds (Cost $48,498)	53,798	88.5

		Total Investments in Securities (Cost $54,758)	$60,519	99.6
		Assets in Excess of Other Liabilities	265	0.4
		Net Assets	$60,784	100.0

@	Non-income producing security

Cost for federal income tax purposes is $54,764.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$5,897
Gross Unrealized Depreciation	(142)
Net Unrealized Appreciation	$5,755

ING RETIREMENT SOLUTION 2035 FUND	PORTFOLIO OF INVESTMENTS as of February 28, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$6,721	$—	$—	$6,721
Mutual Funds	53,798	—	—	53,798
Total Investments, at fair value	$60,519	$—	$—	$60,519

ING RETIREMENT SOLUTION 2035 FUND	PORTFOLIO OF INVESTMENTS as of February 28, 2014 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 5/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 2/28/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Core Equity Research Fund—Class I	$4,077	$19	$(3,682)	$(414)	$—	$19	$14	$—
ING Core Equity Research Fund—Class R6	—	4,732	(4,732)	—	—	—	790	—
ING Emerging Markets Equity Fund—Class I	3,240	490	(12)	(93)	3,625	38	(1)	—
ING Floating Rate Fund—Class I	—	1,813	(2)	7	1,818	29	—	—
ING High Yield Bond Fund—Class I	3,833	1,262	(1,505)	56	3,646	173	(7)	—
ING Intermediate Bond Fund—Class I	686	—	(700)	14	—	—	—	—
ING Intermediate Bond Fund—Class R6	—	1,976	(11)	4	1,969	34	—	—
ING International Core Fund—Class I	8,635	188	(6,043)	(46)	2,734	59	321	6
ING Large Cap Growth Fund—Class I	7,049	—	(6,352)	(697)	—	—	—	—
ING Large Cap Growth Fund—Class R6	—	10,632	(431)	1,902	12,103	36	112	185
ING Large Cap Value Fund—Class I	5,947	—	(5,243)	(704)	—	—	—	—
ING Large Cap Value Fund—Class R6	—	10,051	(119)	994	10,926	103	18	591
ING Mid Cap Value Fund—Class I	3,550	595	(463)	(40)	3,642	19	82	577
ING MidCap Opportunities Fund—Class I	3,527	—	(3,155)	(372)	—	—	—	—
ING MidCap Opportunities Fund—Class R6	—	3,441	(400)	583	3,624	—	91	286
ING Multi-Manager International Equity Fund—Class I	—	4,448	(173)	587	4,862	49	14	5
ING Real Estate Fund Class I	1,611	53	(449)	3	1,218	23	1	—
ING Short Term Bond Fund—Class R6	—	1,208	(2)	4	1,210	11	—	—
ING Short Term Bond Fund—Class I	1,099	3	(1,103)	1	—	3	—	—
ING Small Company Fund—Class I	2,177	—	(1,890)	(287)	—	—	—	—
ING Small Company Fund—Class R6	—	2,090	(143)	474	2,421	—	36	200
	$45,431	$43,001	$(36,610)	$1,976	$53,798	$596	$1,471	$1,850

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

ING RETIREMENT SOLUTION 2040 FUND	PORTFOLIO OF INVESTMENTS as of February 28, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 10.5%
6		iShares Barclays Aggregate Bond Fund	$650	1.1
50		iShares MSCI EAFE Index Fund	3,373	5.4
29		iShares MSCI EMU Index Fund	1,218	2.0
15		SPDR Barclays Capital High Yield Bond ETF	623	1.0
10		Vanguard FTSE Europe ETF	602	1.0

		Total Exchange-Traded Funds (Cost $5,998)	6,466	10.5

MUTUAL FUNDS: 89.2%
		Affiliated Investment Companies: 89.2%
337		ING Emerging Markets Equity Fund—Class I	3,684	6.0
436		ING High Yield Bond Fund—Class I	3,705	6.0
62		ING Intermediate Bond Fund—Class R6	616	1.0
248		ING International Core Fund—Class I	2,778	4.5
1,025		ING Large Cap Growth Fund—Class R6	13,836	22.3
957		ING Large Cap Value Fund—Class R6	12,646	20.4
307		ING Mid Cap Value Fund—Class I	4,318	7.0
162	@	ING MidCap Opportunities Fund—Class R6	4,297	7.0
409		ING Multi-Manager International Equity Fund—Class I	4,940	8.0
65		ING Real Estate Fund—Class I	1,238	2.0
168	@	ING Small Company Fund—Class R6	3,075	5.0
		Total Mutual Funds (Cost $49,090)	55,133	89.2

		Total Investments in Securities (Cost $55,088)	$61,599	99.7
		Assets in Excess of Other Liabilities	198	0.3
		Net Assets	$61,797	100.0

@	Non-income producing security

Cost for federal income tax purposes is $55,090.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$6,639
Gross Unrealized Depreciation	(130)
Net Unrealized Appreciation	$6,509

ING RETIREMENT SOLUTION 2040 FUND	PORTFOLIO OF INVESTMENTS as of February 28, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$6,466	$—	$—	$6,466
Mutual Funds	55,133	—	—	55,133
Total Investments, at fair value	$61,599	$—	$—	$61,599

ING RETIREMENT SOLUTION 2040 FUND	PORTFOLIO OF INVESTMENTS as of February 28, 2014 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 5/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 2/28/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Core Equity Research Fund—Class I	$4,363	$545	$(4,461)	$(447)	$—	$20	$3	$—
ING Core Equity Research Fund—Class R6	—	5,584	(5,584)	—	—	—	889	—
ING Emerging Markets Equity Fund—Class I	3,252	607	(90)	(85)	3,684	39	—	—
ING High Yield Bond Fund—Class I	2,205	1,423	(12)	89	3,705	142	—	—
ING Intermediate Bond Fund—Class I	552	—	(564)	12	—	—	—	—
ING Intermediate Bond Fund—Class R6	—	918	(300)	(2)	616	10	(15)	—
ING International Core Fund—Class I	8,692	214	(6,082)	(46)	2,778	60	322	6
ING Large Cap Growth Fund—Class I	7,913	—	(7,125)	(788)	—	—	—	—
ING Large Cap Growth Fund—Class R6	—	12,079	(412)	2,169	13,836	41	108	211
ING Large Cap Value Fund—Class I	6,804	—	(5,999)	(805)	—	—	—	—
ING Large Cap Value Fund—Class R6	—	11,588	(91)	1,149	12,646	119	14	679
ING Mid Cap Value Fund—Class I	3,849	702	(232)	(1)	4,318	22	35	680
ING MidCap Opportunities Fund—Class I	3,825	—	(3,417)	(408)	—	—	—	—
ING MidCap Opportunities Fund—Class R6	—	3,754	(158)	701	4,297	—	36	337
ING Multi-Manager International Equity Fund—Class I	—	4,511	(164)	593	4,940	49	14	5
ING Real Estate Fund Class I	1,621	60	(448)	5	1,238	23	1	—
ING Small Company Fund—Class I	2,760	—	(2,398)	(362)	—	—	—	—
ING Small Company Fund—Class R6	—	2,651	(175)	599	3,075	—	44	253
	$45,836	$44,636	$(37,712)	$2,373	$55,133	$525	$1,451	$2,171

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

ING RETIREMENT SOLUTION 2045 FUND	PORTFOLIO OF INVESTMENTS as of February 28, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 10.8%
6		iShares Barclays Aggregate Bond Fund	$650	1.0
53		iShares MSCI EAFE Index Fund	3,575	5.8
30		iShares MSCI EMU Index Fund	1,260	2.0
15		SPDR Barclays Capital High Yield Bond ETF	623	1.0
10		Vanguard FTSE Europe ETF	602	1.0

		Total Exchange-Traded Funds (Cost $6,228)	6,710	10.8

MUTUAL FUNDS: 89.0%
		Affiliated Investment Companies: 89.0%
339		ING Emerging Markets Equity Fund—Class I	3,706	6.0
146		ING High Yield Bond Fund—Class I	1,242	2.0
62		ING Intermediate Bond Fund—Class R6	619	1.0
291		ING International Core Fund—Class I	3,260	5.2
1,077		ING Large Cap Growth Fund—Class R6	14,538	23.3
1,010		ING Large Cap Value Fund—Class R6	13,341	21.5
308		ING Mid Cap Value Fund—Class I	4,343	7.0
163	@	ING MidCap Opportunities Fund—Class R6	4,322	7.0
463		ING Multi-Manager International Equity Fund—Class I	5,591	9.0
66		ING Real Estate Fund—Class I	1,245	2.0
169	@	ING Small Company Fund—Class R6	3,093	5.0
		Total Mutual Funds (Cost $48,996)	55,300	89.0

		Total Investments in Securities (Cost $55,224)	$62,010	99.8
		Assets in Excess of Other Liabilities	136	0.2
		Net Assets	$62,146	100.0

@	Non-income producing security

Cost for federal income tax purposes is $55,229.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$6,868
Gross Unrealized Depreciation	(87)
Net Unrealized Appreciation	$6,781

ING RETIREMENT SOLUTION 2045 FUND	PORTFOLIO OF INVESTMENTS as of February 28, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$6,710	$—	$—	$6,710
Mutual Funds	55,300	—	—	55,300
Total Investments, at fair value	$62,010	$—	$—	$62,010

ING RETIREMENT SOLUTION 2045 FUND	PORTFOLIO OF INVESTMENTS as of February 28, 2014 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 5/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 2/28/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Core Equity Research Fund—Class I	$4,654	$556	$(4,731)	$(479)	$—	$22	$3	$—
ING Core Equity Research Fund—Class R6	—	5,859	(5,859)	—	—	—	951	—
ING Emerging Markets Equity Fund—Class I	2,728	1,165	(141)	(46)	3,706	39	1	—
ING High Yield Bond Fund—Class I	1,107	119	(6)	22	1,242	50	—	—
ING Intermediate Bond Fund—Class I	277	—	(280)	3	—	—	—	—
ING Intermediate Bond Fund—Class R6	—	626	(6)	(1)	619	9	—	—
ING International Core Fund—Class I	9,818	212	(6,735)	(35)	3,260	70	351	8
ING Large Cap Growth Fund—Class I	8,200	—	(7,379)	(821)	—	—	—	—
ING Large Cap Growth Fund—Class R6	—	12,663	(395)	2,270	14,538	43	106	222
ING Large Cap Value Fund—Class I	7,105	—	(6,263)	(842)	—	—	—	—
ING Large Cap Value Fund—Class R6	—	12,228	(93)	1,206	13,341	125	14	712
ING Mid Cap Value Fund—Class I	3,864	703	(224)	—	4,343	22	35	681
ING MidCap Opportunities Fund—Class I	3,855	—	(3,446)	(409)	—	—	—	—
ING MidCap Opportunities Fund—Class R6	—	3,785	(167)	704	4,322	—	31	339
ING Multi-Manager International Equity Fund—Class I	—	5,090	(171)	672	5,591	56	14	5
ING Real Estate Fund Class I	1,623	59	(441)	4	1,245	23	1	—
ING Small Company Fund—Class I	2,791	—	(2,428)	(363)	—	—	—	—
ING Small Company Fund—Class R6	—	2,689	(194)	598	3,093	—	41	254
	$46,022	$45,754	$(38,959)	$2,483	$55,300	$459	$1,548	$2,221

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

ING RETIREMENT SOLUTION 2050 FUND	PORTFOLIO OF INVESTMENTS as of February 28, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 10.8%
6		iShares Barclays Aggregate Bond Fund	$650	1.0
53		iShares MSCI EAFE Index Fund	3,575	5.8
30		iShares MSCI EMU Index Fund	1,260	2.0
15		SPDR Barclays Capital High Yield Bond ETF	623	1.0
10		Vanguard FTSE Europe ETF	602	1.0

		Total Exchange-Traded Funds (Cost $6,226)	6,710	10.8

MUTUAL FUNDS: 89.0%
		Affiliated Investment Companies: 89.0%
339		ING Emerging Markets Equity Fund—Class I	3,707	6.0
146		ING High Yield Bond Fund—Class I	1,243	2.0
62		ING Intermediate Bond Fund—Class R6	619	1.0
291		ING International Core Fund—Class I	3,261	5.2
1,077		ING Large Cap Growth Fund—Class R6	14,540	23.3
1,010		ING Large Cap Value Fund—Class R6	13,344	21.5
309		ING Mid Cap Value Fund—Class I	4,344	7.0
163	@	ING MidCap Opportunities Fund—Class R6	4,323	7.0
463		ING Multi-Manager International Equity Fund—Class I	5,592	9.0
66		ING Real Estate Fund—Class I	1,245	2.0
169	@	ING Small Company Fund—Class R6	3,094	5.0
		Total Mutual Funds (Cost $49,038)	55,312	89.0

		Total Investments in Securities (Cost $55,264)	$62,022	99.8
		Assets in Excess of Other Liabilities	128	0.2
		Net Assets	$62,150	100.0

@	Non-income producing security

Cost for federal income tax purposes is $55,269.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$6,881
Gross Unrealized Depreciation	(128)
Net Unrealized Appreciation	$6,753

ING RETIREMENT SOLUTION 2050 FUND	PORTFOLIO OF INVESTMENTS as of February 28, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$6,710	$—	$—	$6,710
Mutual Funds	55,312	—	—	55,312
Total Investments, at fair value	$62,022	$—	$—	$62,022

ING RETIREMENT SOLUTION 2050 FUND	PORTFOLIO OF INVESTMENTS as of February 28, 2014 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 5/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 2/28/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Core Equity Research Fund—Class I	$4,654	$556	$(4,731)	$(479)	$—	$22	$3	$—
ING Core Equity Research Fund—Class R6	—	5,859	(5,859)	—	—	—	951	—
ING Emerging Markets Equity Fund—Class I	3,265	672	(150)	(80)	3,707	39	1	—
ING High Yield Bond Fund—Class I	1,107	119	(6)	23	1,243	50	—	—
ING Intermediate Bond Fund—Class I	277	—	(280)	3	—	—	—	—
ING Intermediate Bond Fund—Class R6	—	626	(6)	(1)	619	9	—	—
ING International Core Fund—Class I	9,808	223	(6,734)	(36)	3,261	70	351	8
ING Large Cap Growth Fund—Class I	8,200	—	(7,379)	(821)	—	—	—	—
ING Large Cap Growth Fund—Class R6	—	12,663	(392)	2,269	14,540	43	105	222
ING Large Cap Value Fund—Class I	7,106	—	(6,263)	(843)	—	—	—	—
ING Large Cap Value Fund—Class R6	—	12,228	(90)	1,206	13,344	125	13	712
ING Mid Cap Value Fund—Class I	3,864	703	(223)	—	4,344	22	35	681
ING MidCap Opportunities Fund—Class I	3,840	—	(3,431)	(409)	—	—	—	—
ING MidCap Opportunities Fund—Class R6	—	3,770	(153)	706	4,323	—	34	339
ING Multi-Manager International Equity Fund—Class I	—	5,090	(170)	672	5,592	56	14	5
ING Real Estate Fund Class I	1,618	29	(408)	6	1,245	23	1	—
ING Small Company Fund—Class I	2,751	—	(2,388)	(363)	—	—	—	—
ING Small Company Fund—Class R6	—	2,642	(154)	606	3,094	—	38	254
	$46,490	$45,180	$(38,817)	$2,459	$55,312	$459	$1,546	$2,221

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

ING RETIREMENT SOLUTION 2055 FUND	PORTFOLIO OF INVESTMENTS as of February 28, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 11.0%
4		iShares Barclays Aggregate Bond Fund	$433	0.7
53		iShares MSCI EAFE Index Fund	3,575	5.8
30		iShares MSCI EMU Index Fund	1,260	2.0
3		PIMCO Total Return ETF	320	0.5
15		SPDR Barclays Capital High Yield Bond ETF	623	1.0
10		Vanguard FTSE Europe ETF	602	1.0

		Total Exchange-Traded Funds (Cost $6,337)	6,813	11.0

MUTUAL FUNDS: 88.7%
		Affiliated Investment Companies: 88.7%
340		ING Emerging Markets Equity Fund—Class I	3,710	6.0
146		ING High Yield Bond Fund—Class I	1,243	2.0
47		ING Intermediate Bond Fund—Class R6	465	0.7
291		ING International Core Fund—Class I	3,263	5.2
1,078		ING Large Cap Growth Fund—Class R6	14,552	23.3
1,011		ING Large Cap Value Fund—Class R6	13,354	21.5
309		ING Mid Cap Value Fund—Class I	4,347	7.0
163	@	ING MidCap Opportunities Fund—Class R6	4,326	7.0
464		ING Multi-Manager International Equity Fund—Class I	5,596	9.0
66		ING Real Estate Fund—Class I	1,246	2.0
169	@	ING Small Company Fund—Class R6	3,097	5.0

		Total Mutual Funds (Cost $48,925)	55,199	88.7
		Total Investments in Securities (Cost $55,262)	$62,012	99.7
		Assets in Excess of Other Liabilities	173	0.3
		Net Assets	$62,185	100.0

@	Non-income producing security

Cost for federal income tax purposes is $55,267.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$6,880
Gross Unrealized Depreciation	(135)
Net Unrealized Appreciation	$6,745

ING RETIREMENT SOLUTION 2055 FUND	PORTFOLIO OF INVESTMENTS as of February 28, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$6,813	$—	$—	$6,813
Mutual Funds	55,199	—	—	55,199
Total Investments, at fair value	$62,012	$—	$—	$62,012

ING RETIREMENT SOLUTION 2055 FUND	PORTFOLIO OF INVESTMENTS as of February 28, 2014 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 5/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 2/28/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Core Equity Research Fund—Class I	$4,654	$558	$(4,733)	$(479)	$—	$22	$3	$—
ING Core Equity Research Fund—Class R6	—	5,861	(5,861)	—	—	—	951	—
ING Emerging Markets Equity Fund—Class I	3,260	674	(145)	(79)	3,710	39	1	—
ING High Yield Bond Fund—Class I	1,107	120	(6)	22	1,243	50	—	—
ING Intermediate Bond Fund—Class I	277	—	(280)	3	—	—	—	—
ING Intermediate Bond Fund—Class R6	—	474	(6)	(3)	465	9	—	—
ING International Core Fund—Class I	9,818	219	(6,738)	(36)	3,263	70	351	8
ING Large Cap Growth Fund—Class I	8,200	—	(7,379)	(821)	—	—	—	—
ING Large Cap Growth Fund—Class R6	—	12,669	(388)	2,271	14,552	43	104	222
ING Large Cap Value Fund—Class I	7,106	—	(6,263)	(843)	—	—	—	—
ING Large Cap Value Fund—Class R6	—	12,236	(89)	1,207	13,354	125	14	711
ING Mid Cap Value Fund—Class I	3,864	703	(220)	—	4,347	22	35	681
ING MidCap Opportunities Fund—Class I	3,840	—	(3,431)	(409)	—	—	—	—
ING MidCap Opportunities Fund—Class R6	—	3,770	(150)	706	4,326	—	34	339
ING Multi-Manager International Equity Fund—Class I	—	5,096	(171)	671	5,596	56	14	5
ING Real Estate Fund Class I	1,618	50	(427)	5	1,246	23	1	—
ING Small Company Fund—Class I	2,751	—	(2,388)	(363)	—	—	—	—
ING Small Company Fund—Class R6	—	2,642	(152)	607	3,097	—	38	254
	$46,495	$45,072	$(38,827)	$2,459	$55,199	$459	$1,546	$2,220

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

ING RETIREMENT SOLUTION INCOME FUND	PORTFOLIO OF INVESTMENTS as of February 28, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 16.9%
15		iShares Barclays Aggregate Bond Fund	$1,624	2.9
44		iShares Barclays TIPS Bond Fund	4,959	9.0
16		iShares MSCI EAFE Index Fund	1,079	2.0
26		iShares MSCI EMU Index Fund	1,092	2.0
13		SPDR Barclays Capital High Yield Bond ETF	540	1.0

		Total Exchange-Traded Funds (Cost $9,367)	9,294	16.9

MUTUAL FUNDS: 82.7%
		Affiliated Investment Companies: 82.7%
161		ING Floating Rate Fund—Class I	1,648	3.0
296		ING Global Bond Fund—Class R6	3,292	6.0
389		ING High Yield Bond Fund—Class I	3,305	6.0
1,602		ING Intermediate Bond Fund—Class R6	15,927	28.8
25		ING International Core Fund—Class I	275	0.5
447		ING Large Cap Growth Fund—Class R6	6,033	10.9
375		ING Large Cap Value Fund—Class R6	4,951	9.0
137		ING Mid Cap Value Fund—Class I	1,925	3.5
72	@	ING MidCap Opportunities Fund—Class R6	1,916	3.5
68		ING Multi-Manager International Equity Fund—Class I	826	1.5
58		ING Real Estate Fund—Class I	1,104	2.0
437		ING Short Term Bond Fund—Class R6	4,387	8.0
		Total Mutual Funds (Cost $44,319)	45,589	82.7

		Total Investments in Securities (Cost $53,686)	$54,883	99.6
		Assets in Excess of Other Liabilities	196	0.4
		Net Assets	$55,079	100.0

@	Non-income producing security

Cost for federal income tax purposes is $53,567.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$2,232
Gross Unrealized Depreciation	(916)
Net Unrealized Appreciation	$1,316

ING RETIREMENT SOLUTION INCOME FUND	PORTFOLIO OF INVESTMENTS as of February 28, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$9,294	$—	$—	$9,294
Mutual Funds	45,589	—	—	45,589
Total Investments, at fair value	$54,883	$—	$—	$54,883

ING RETIREMENT SOLUTION INCOME FUND	PORTFOLIO OF INVESTMENTS as of February 28, 2014 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 5/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 2/28/14	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
ING Core Equity Research Fund—Class I	$4,641	$419	$(4,549)	$(511)	$—	$22	$94	$—
ING Core Equity Research Fund—Class R6	—	5,059	(5,059)	—	—	—	855	—
ING Floating Rate Fund—Class I	—	1,642	(1)	7	1,648	26	—	—
ING Global Bond Fund—Class I	3,099	—	(3,276)	177	—	11	—	—
ING Global Bond Fund—Class R6	—	3,450	(12)	(146)	3,292	88	(1)	—
ING High Yield Bond Fund—Class I	3,634	1,208	(1,585)	48	3,305	162	(6)	—
ING Intermediate Bond Fund—Class I	15,348	—	(15,680)	332	—	1	—	—
ING Intermediate Bond Fund—Class R6	—	16,550	(186)	(437)	15,927	382	(9)	3
ING International Core Fund—Class I	1,531	10	(1,233)	(33)	275	6	54	1
ING Large Cap Growth Fund—Class I	2,839	—	(2,586)	(253)	—	—	—	—
ING Large Cap Growth Fund—Class R6	—	5,617	(337)	753	6,033	18	84	94
ING Large Cap Value Fund—Class I	1,794	—	(1,581)	(213)	—	—	—	—
ING Large Cap Value Fund—Class R6	—	4,755	(125)	321	4,951	39	19	215
ING Mid Cap Value Fund—Class I	1,812	321	(195)	(13)	1,925	10	31	311
ING MidCap Opportunities Fund—Class I	1,801	—	(1,634)	(167)	—	—	—	—
ING MidCap Opportunities Fund—Class R6	—	1,788	(157)	285	1,916	—	36	154
ING Multi-Manager International Equity Fund—Class I	—	774	(49)	101	826	8	4	1
ING Real Estate Fund Class I	1,538	21	(455)	—	1,104	21	2	—
ING Short Term Bond Fund—Class R6	—	4,380	(10)	17	4,387	40	—	—
ING Short Term Bond Fund—Class I	4,169	10	(4,183)	4	—	10	—	—
	$42,206	$46,004	$(42,893)	$272	$45,589	$844	$1,163	$779

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):

ING Separate Portfolios Trust

By

/s/ Shaun P. Mathews

Shaun P. Mathews
President and Chief Executive Officer

Date:   April 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Shaun P. Mathews

Shaun P. Mathews
President and Chief Executive Officer

Date:   April 25, 2014

By

/s/ Todd Modic

Todd Modic
Senior Vice President and Chief Financial Officer

Date:   April 25, 2014